Prepaid Expenses and Other Current Assets (Detail) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepaid insurance	$ 1,669,771	$ 968,721
Prepaid subscriptions	1,173,256	770,724
Other current assets	49,213	95,587
Total prepaid expenses and other current assets	$ 2,892,240	1,835,032
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Prepaid insurance		968,721	$ 1,202,946
Prepaid subscriptions		770,724	1,559,266
Other current assets		95,587	63,475
Total prepaid expenses and other current assets		$ 1,835,032	$ 2,825,687